INVENTORIES	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
INVENTORIES [Text Block]

4. INVENTORIES

The Company did not have any inventories recorded in 2021. As at the end of 2022, the Company's inventories comprised of the following:

December 31, 2022
Stockpiled ore	$25,669
Work-in-process	4,353
Finished goods	4,897
Materials and supplies	5,284
Total inventories	$40,203

During the second quarter of 2022, the Company started commissioning activities of the processing plant which included the processing of stockpiled ore and the production of doré for sale. Accordingly, the Company concluded that the stockpiled ore should be presented as inventory, with an appropriate allocation of costs. Consequently, $13,655 of costs incurred from January 1, 2021 to June 30, 2022, and previously presented within mineral property costs, were reclassified to inventories during the second quarter of 2022.

As at December 31, 2022, $3,747 of depreciation and depletion and $870 of share-based compensation was included in inventories. At December 31, 2022, the Company did not hold any non-current inventories.

During 2022, the Company expensed $13,394 of inventories to cost of sales.